Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary of Weighted Average Number of Shares Used in Computation

	2023	2022	2021
Weighted average number of shares used in computing basic earnings per share	32,770,665	32,469,957	31,005,171
Weighted average number of shares used in computing diluted earnings per share	32,770,665	33,265,567	31,005,171